INCOME TAXES	12 Months Ended
Dec. 31, 2024
Income Taxes [Abstract]
INCOME TAXES	INCOME TAXES
Income taxes are recognized for the amount of taxes payable by our company and its corporate subsidiaries, and for the impact of deferred tax assets and liabilities related to such subsidiaries.
(a)Deferred Income Tax Balances
The sources of deferred income tax balances are as follows:

	As of December 31,
US$ MILLIONS	2024	2023
Deferred income tax assets
Financial instruments and other	$20	$18
Tax losses carried forward	35	38
	$55	$56
Deferred income tax liabilities
Long-lived assets	$(2,003)	$(2,151)
Net deferred income tax liabilities	$(1,948)	$(2,095)
Reflected in the statement of financial position as follows:
Deferred tax assets	$37	$40
Deferred tax liabilities	(1,985)	(2,135)
Net deferred tax liabilities	$(1,948)	$(2,095)
The deferred tax asset related to losses available for carry forward includes $35 million (2023: $38 million) of tax benefits that have been recognized based on projections of future taxable profits.
The sources of deferred income tax balances and movements are as follows:

		Recognized in
US$ MILLIONS	Jan. 1, 2024	Net Income	Other Comprehensive Income	Other(1)	Dec. 31, 2024
Deferred tax assets related to non-capital losses and capital losses	$38	$(2)	$—	$(1)	$35
Deferred tax liabilities related to differences in tax and book basis, net	(2,133)	(7)	(24)	181	(1,983)
Net deferred tax liabilities	$(2,095)	$(9)	$(24)	$180	$(1,948)

(1)Other items relate to foreign exchange as deferred income taxes are calculated based on the functional currency of each operating entity.

		Recognized in
US$ MILLIONS	Jan. 1, 2023	Net Income	Other Comprehensive Income	Other(1)	Acquisitions/Dispositions	Dec. 31, 2023
Deferred tax assets related to non-capital losses and capital losses	$37	$(2)	$—	$2	$1	$38
Deferred tax liabilities related to differences in tax and book basis, net	(1,532)	(18)	(34)	(104)	(445)	(2,133)
Net deferred tax liabilities	$(1,495)	$(20)	$(34)	$(102)	$(444)	$(2,095)

(1)Other items relate to foreign exchange as deferred income taxes are calculated based on the functional currency of each operating entity.
The amount of non-capital losses for which no deferred income tax assets have been recognized is approximately $55 million (2023: $41 million). Deferred tax assets not recognized relating to non-capital losses of $2 million (2023: $2 million) will be carried forward indefinitely and $53 million (2023: $39 million) will be carried forward for greater than five years from the reporting date.
(b)Income Tax Recognized in Income or Loss
The major components of income tax expense include the following:

	For the year ended December 31,
US$ MILLIONS	2024	2023	2022
Tax expense comprises:
Current income tax expense	$356	$348	$341
Deferred income tax expense
Origination and reversal of temporary differences	18	22	16
Change in tax rates or the imposition of new taxes	(8)	4	—
Deferred tax assets recognized	(1)	(6)	(95)
Total income tax expense	$365	$368	$262
Income tax on income before tax and non-controlling interests reconciles to tax expense as follows:
Net income before income tax and non-controlling interests	$437	$974	$1,881
Income tax expense calculated at the domestic rates applicable to profits in the country concerned	120	328	576
Change in tax rates and new legislation	(8)	4	—
International operations subject to different tax rates	46	6	(1)
Taxable income attributable to non-controlling interests	1	—	(2)
Deferred tax assets recognized	(1)	(6)	(95)
Foreign exchange	31	(6)	12
Non-deductible dividends on exchangeable shares	56	47	42
Non-deductible remeasurement adjustments on exchangeable and class B shares	126	(9)	(280)
Permanent differences and other	(6)	4	10
Income tax expense recognized in profit or loss	$365	$368	$262
Our company has no temporary differences associated with investments in subsidiaries for which no deferred income taxes have been provided.
(c)Income Tax Recognized Directly in Other Comprehensive Income

	For the year ended December 31,
US$ MILLIONS	2024	2023	2022
Deferred tax arising on income and expenses recognized in other comprehensive income
Revaluation of property, plant and equipment	$30	$36	$25
Cash flow hedges	(6)	6	(19)
Other	—	(8)	8
Total income tax recognized directly in other comprehensive income	$24	$34	$14